UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-2857

Name of Fund:  High Income Portfolio of Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Merrill Lynch Bond Fund, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


High Income Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of June 30, 2005                                                                     (in U.S. dollars)
                                         Face
Industry*                              Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 1.3%    EUR  10,700,000   Aero Invest 1 SA, 10.677% due 3/01/2015                         $      12,129,497
                              USD   6,825,000   DynCorp International LLC, 9.50% due 2/15/2013 (f)                      6,347,250
                                    1,700,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (f)                   1,793,500
                                                                                                                -----------------
                                                                                                                       20,270,247

Airlines - 1.1%                    10,700,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                   10,168,444
                                      916,709   Continental Airlines, Inc. Series 1998-1-C,
                                                6.541% due 9/15/2009 (m)                                                  817,841
                                    3,200,000   Evergreen International Aviation, Inc., 12% due 5/15/2010               2,328,000
                                    2,582,229   US Airways Group, Inc., 4.28% due 1/01/2010                             1,032,892
                                                US Airways, Inc.:
                                    1,092,000       Series 1988-F, 10.70% due 1/01/2003 (l)                               251,160
                                    1,092,000       Series 1988-G, 10.70% due 1/01/2003 (l)                               251,160
                                    1,092,000       Series 1988-H, 10.70% due 1/01/2003 (l)                               251,160
                                    1,092,000       Series 1988-I, 10.70% due 1/01/2003 (l)                               251,160
                                    1,432,000       Series A, 10.70% due 1/15/2007                                        329,360
                                    1,815,000       Series C, 10.70% due 1/15/2007                                        417,450
                                    1,107,000       Series E, 10.70% due 1/15/2007                                        254,610
                                                                                                                -----------------
                                                                                                                       16,353,237

Automotive - 5.3%                   6,550,000   Advanced Accessory Holdings Corp., 13.25%
                                                due 12/15/2011 (e)                                                      1,932,250
                                                American Tire Distributors, Inc. (f):
                                   15,325,000       9.754% due 4/01/2012 (a)                                           14,635,375
                                   11,575,000       10.75% due 4/01/2013                                               11,054,125
                                    8,000,000   Asbury Auto Group, Inc., 8% due 3/15/2014                               7,720,000
                                   19,000,000   Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                15,010,000
                                      250,000   Delco Remy International, Inc., 9.375% due 4/15/2012                      200,000
                                   10,550,000   Exide Technologies, 10.50% due 3/15/2013 (f)                            8,440,000
                                   23,891,000   Metaldyne Corp., 11% due 6/15/2012                                     15,469,422
                                    5,500,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                         5,527,500
                                    2,500,000   Triad Acquisition Corp., 11.125% due 5/01/2013 (f)                      2,531,250
                                                                                                                -----------------
                                                                                                                       82,519,922

Broadcasting - 3.4%                 7,250,000   Emmis Communications Corp., 9.314% due 6/15/2012 (a)(f)                 7,376,875
                                   21,600,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                       20,088,000
                                   20,761,000   Paxson Communications Corp., 12.25% due 1/15/2009 (e)                  19,411,535
                                    7,075,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                           6,261,375
                                                                                                                -----------------
                                                                                                                       53,137,785

Cable - International - 0.4%        5,375,000   Kabel Deutschland GmbH, 10.625% due 7/01/2014 (f)                       5,831,875

Cable - U.S. - 5.6%                25,500,000   Adelphia Communications Corp., 6% due 2/15/2006 (c)(j)                  1,275,000
                                                Charter Communications Holdings LLC:
                                    2,168,000       8.625% due 4/01/2009                                                1,609,740
                                    1,025,000       10% due 4/01/2009                                                     791,813
                                   16,650,000       9.625% due 11/15/2009                                              12,445,875
                                    3,000,000   Charter Communications Holdings II LLC,
                                                10.25% due 9/15/2010                                                    3,033,750
                                    9,000,000   Charter Communications, Inc., 5.875% due 11/16/2009 (c)(f)              5,771,250
                                                Intelsat Bermuda Ltd. (f):
                                    9,000,000       8.695% due 1/15/2012 (a)                                            9,157,500
                                    7,050,000       8.25% due 1/15/2013                                                 7,279,125
                                   10,100,000       8.625% due 1/15/2015                                               10,655,500
                                   11,205,000   Loral Cyberstar, Inc.,10% due 7/15/2006 (j)                             8,627,850
                                                New Skies Satellites, NV (f):
                                    2,950,000       8.539% due 11/01/2011                                               3,009,000
                                    2,275,000       9.125% due 11/01/2012                                               2,257,937
                                    9,262,000   PanAmSat Corp., 9% due 8/15/2014                                       10,107,157
                                    4,850,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (f)                5,577,500
                                    8,250,000   Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (e)(f)                5,506,875
                                                                                                                -----------------
                                                                                                                       87,105,872

Chemicals - 4.3%                                Huntsman International, LLC:
                                    4,200,000       9.875% due 3/01/2009                                                4,494,000
                                    1,829,000       10.125% due 7/01/2009                                               1,881,584
                                    7,950,000   MacDermid, Inc., 9.125% due 7/15/2011                                   8,566,125
                                    6,750,000   Millennium America, Inc., 9.25% due 6/15/2008                           7,306,875
                                   17,525,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                           18,401,250
                                                PolyOne Corp.:
                                    8,450,000       10.625% due 5/15/2010                                               8,935,875
                                   10,500,000       8.875% due 5/01/2012                                               10,368,750
                              EUR   1,000,000   Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                 1,222,760
                              USD   4,063,000   Terra Capital, Inc., 11.50% due 6/01/2010                               4,631,820
                                                                                                                -----------------
                                                                                                                       65,809,039

Consumer - Durables - 0.4%         14,925,000   Simmons Co., 5.931% due 12/15/2014 (e)(f)                               6,716,250

Consumer -                          8,000,000   Ames True Temper, Inc., 10% due 7/15/2012                               6,440,000
Non-Durables - 2.2%                15,025,000   Levi Strauss & Co., 8.254% due 4/01/2012 (a)                           14,198,625
                                                Polysindo International Finance Co. BV (j):
                                    7,500,000       9.375% due 2/12/1999 (l)                                              675,000
                                   41,725,000       11.375% due 6/15/2006                                               3,755,250
                                   18,850,000       9.375% due 7/30/2007                                                1,696,500
                                    7,075,000   Remington Arms Co., Inc., 10.50% due 2/01/2011                          6,685,875
                                                                                                                -----------------
                                                                                                                       33,451,250

Diversified Media - 2.3%            3,100,000   CanWest Media, Inc., 8% due 9/15/2012                                   3,262,750
                                    4,700,000   Dex Media, Inc., 8% due 11/15/2013                                      4,993,750
                                    4,150,000   Dex Media West LLC, 9.875% due 8/15/2013                                4,731,000
                                   17,900,000   Liberty Media Corp., 0.75% due 3/30/2023 (c)                           18,884,500
                                                Universal City Florida Holding Co.:
                                      800,000       8.375% due 5/01/2010                                                  834,000
                                    3,100,000       8.443% due 5/01/2010 (a)                                            3,216,250
                                                                                                                -----------------
                                                                                                                       35,922,250

Energy - Other - 3.3%               7,200,000   Aventine Renewable Energy Holdings, Inc., 9.41%
                                                due 12/15/2011 (a)(f)                                                   6,912,000
                                    1,207,000   Parker Drilling Co. Series B, 10.125% due 11/15/2009                    1,267,350
                                                Petrobras International Finance Co.:
                                   18,000,000       7.75% due 9/15/2014                                                18,900,000
                                    5,000,000       8.375% due 12/10/2018                                               5,312,500
                                   12,325,000   Star Gas Partners LP, 10.25% due 2/15/2013                             11,462,250
                                    7,725,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013 (f)                7,338,750
                                                                                                                -----------------
                                                                                                                       51,192,850

Financial - 1.7%                   16,625,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                   15,793,750
                                   10,525,000   Refco Finance Holdings LLC, 9% due 8/01/2012                           11,156,500
                                                                                                                -----------------
                                                                                                                       26,950,250

Food & Drug - 1.1%                 21,451,000   Duane Reade Inc., 9.75% due 8/01/2011                                  17,482,565

Food & Tobacco - 6.1%               8,075,000   American Seafoods Group LLC, 10.125% due 4/15/2010                      8,660,438
                                    3,200,000   AmeriQual Group LLC, 9% due 4/01/2012 (f)                               3,264,000
                                                Commonwealth Brands, Inc. (f):
                                   11,750,000       9.75% due 4/15/2008                                                12,366,875
                                   14,000,000       10.625% due 9/01/2008                                              14,735,000
                                   20,000,000   DGS International Finance Co., 10% due 6/01/2007 (f)(j)                   200,000
                                    2,050,000   Del Monte Corp., 6.75% due 2/15/2015 (f)                                2,091,000
                                                Doane Pet Care Co.:
                                    1,200,000       9.75% due 5/15/2007                                                 1,167,000
                                    9,275,000       10.75% due 3/01/2010                                                9,808,313
                                                Dole Food Co., Inc.:
                                    6,550,000       7.25% due 6/15/2010 (f)                                             6,648,250
                                    3,534,000       8.875% due 3/15/2011                                                3,772,545
                                   12,000,000   Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014              11,610,000
                                   15,125,000   Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                   14,217,500
                                   18,650,000   Tabletop Holdings Inc., 13.39% due 5/15/2014 (e)(f)                     6,527,500
                                                                                                                -----------------
                                                                                                                       95,068,421

Gaming - 1.0%                      14,600,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                         15,038,000

Health Care - 4.5%                              Alpharma, Inc.:
                                   15,500,000       3% due 6/01/2006 (c)                                               19,685,000
                                    6,050,000       8.625% due 5/01/2011 (f)                                            5,913,875
                                   13,019,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008          13,604,855
                                    6,150,000   Select Medical Corp., 7.625% due 2/01/2015 (f)                          6,088,500
                                    7,450,000   Team Health, Inc., 9% due 4/01/2012                                     7,748,000
                                   10,275,000   U.S. Oncology, Inc., 10.75% due 8/15/2014                              11,199,750
                                    4,000,000   Ventas Realty, LP, 9% due 5/01/2012                                     4,600,000
                                                                                                                -----------------
                                                                                                                       68,839,980

Housing - 2.0%                                  Building Materials Corp. of America,:
                                    1,300,000       7.75% due 7/15/2005                                                 1,296,750
                                    3,000,000       8% due 12/01/2008                                                   2,970,000
                                    5,150,000       7.75% due 8/01/2014                                                 4,763,750
                                    7,025,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (f)             6,498,125
                              EUR   6,925,000   Grohe Holding GmbH, 8.625% due 10/01/2014                               7,775,953
                              USD   6,575,000   Nortek, Inc., 8.50% due 9/01/2014                                       6,114,750
                                    1,875,000   Texas Industries, Inc., 7.25% due 7/15/2013 (f)                         1,921,875
                                                                                                                -----------------
                                                                                                                       31,341,203

Information Technology - 4.5%      21,125,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                     20,808,125
                                                Amkor Technology, Inc.:
                                    9,000,000       10.50% due 5/01/2009                                                7,762,500
                                   11,475,000       7.125% due 3/15/2011                                                9,925,875
                                   15,000,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                   15,862,500
                                    8,830,000   Quantum Corp., 4.375% due 8/01/2010 (c)                                 8,399,538
                                    5,400,000   Telcordia Technologies Inc., 10% due 3/15/2013 (f)                      5,049,000
                                    2,150,000   Viasystems, Inc., 10.50% due 1/15/2011                                  1,978,000
                                                                                                                -----------------
                                                                                                                       69,785,538

Leisure - 0.1%                      1,400,000   Intrawest Corp., 7.50% due 10/15/2013                                   1,436,750

Manufacturing - 6.5%               12,625,000   Altra Industrial Motion, Inc., 9% due 12/01/2011 (f)                   11,930,625
                                   12,000,000   Case New Holland, Inc., 6% due 6/01/2009                               11,520,000
                                    6,150,000   Columbus McKinnon Corp., 10% due 8/01/2010                              6,672,750
                                   23,750,000   EaglePicher Inc., 9.75% due 9/01/2013 (j)                              16,387,500
                                    4,200,000   FastenTech, Inc., 11.50% due 5/01/2011                                  4,557,000
                                   12,675,000   Invensys Plc, 9.875% due 3/15/2011 (f)                                 12,104,625
                                    7,000,000   Mueller Group, Inc., 10% due 5/01/2012                                  7,350,000
                                   11,775,000   Propex Fabrics, Inc., 10% due 12/01/2012                               11,186,250
                                    3,550,000   Sensus Metering Systems, Inc., 8.625% due 12/15/2013                    3,301,500
                                   16,200,000   Superior Essex Communications LLC, 9% due 4/15/2012                    16,038,000
                                                                                                                -----------------
                                                                                                                      101,048,250

Metal - Other - 1.4%               12,800,000   Asia Aluminum Holdings Ltd, 8% due 12/23/2011 (f)                      12,576,000
                                   15,025,000   Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (j)                    1,051,750
                                    7,475,000   Novelis, Inc., 7.25% due 2/15/2015 (f)                                  7,503,031
                                                                                                                -----------------
                                                                                                                       21,130,781
Packaging - 3.7%                                Crown European Holdings SA:
                                    7,200,000       9.50% due 3/01/2011                                                 7,956,000
                                    7,975,000       10.875% due 3/01/2013                                               9,370,625
                                      625,000   Owens-Illinois, Inc., 7.35% due 5/15/2008                                 648,437
                                                Pliant Corp.:
                                    2,900,000       11.125% due 9/01/2009                                               2,827,500
                                   12,740,000       13% due 6/01/2010                                                  10,319,400
                                   17,775,000   Portola Packaging, Inc., 8.25% due 2/01/2012                           12,087,000
                                   11,325,000   Tekni-Plex, Inc., 12.75% due 6/15/2010                                  7,757,625
                                                U.S. Can Corp.:
                                    2,475,000       10.875% due 7/15/2010                                               2,580,187
                                      750,000       12.375% due 10/01/2010                                                699,375
                                    4,000,000   Wise Metals Group LLC, 10.25% due 5/15/2012                             3,360,000
                                                                                                                -----------------
                                                                                                                       57,606,149

Paper - 5.8%                       21,000,000   APP Finance II Mauritius Ltd, 12% (c)(d)(j)                               630,000
                                    4,925,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                         4,691,063
                                    6,325,000   Georgia-Pacific Corp., 9.375% due 2/01/2013                             7,155,156
                                    2,331,000   Graphic Packaging International Corp., 9.50% due 8/15/2013              2,348,482
                                    4,500,000   Indah Kiat International Finance Series C, 12.50%
                                                due 6/15/2006 (j)                                                       2,970,000
                              EUR  14,975,000   JSG Funding Plc, 9.625% due 10/01/2012 (h)                             14,975,000
                              USD   7,951,991   Jefferson Smurfit Group Plc, 11.50% due 10/01/2015                      7,846,093
                                   14,000,000   Mandra Forestry, 12% due 5/15/2013 (f)                                 14,000,000
                                                NewPage Corp.(f):
                                    6,475,000       9.943% due 5/01/2012 (a)                                            6,491,188
                                    8,100,000       12% due 5/01/2013                                                   8,019,000
                                                PT Pabrik Kertas Tjiwa Kimia (f):
                                    2,739,605       Tranche A, 4.19% due 4/28/2015                                      2,273,872
                                    7,051,383       Tranche B, 4.19% due 4/28/2018                                      4,301,344
                                    9,113,607       Tranche C, 4.19% due 4/28/2027 (e)(j)                               1,822,721
                                   11,398,000   Western Forest Products, Inc., 15% due 7/28/2009 (h)                   11,511,980
                                                                                                                -----------------
                                                                                                                       89,035,899

Retail - 1.8%                      10,450,000   General Nutrition Center, 8.625% due 1/15/2011 (f)                      9,666,250
                                    5,500,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                             5,431,250
                                   12,000,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (f)           11,940,000
                                                                                                                -----------------
                                                                                                                       27,037,500

Service - 4.6%                      8,600,000   Allied Waste North America, Inc. Series B, 7.375%
                                                due 4/15/2014                                                           7,955,000
                                    1,900,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                  1,900,000
                                    1,150,000   HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (f)            1,063,750
                                    4,450,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (f)                 4,249,750
                                    7,450,000   NationsRent Cos., Inc., 9.50% due 5/01/2015 (f)                         7,375,500
                                    6,350,000   Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (f)                    6,508,750
                                   18,300,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (f)           17,979,750
                              GBP   4,975,000   WRG Acquisitions Plc, 8.36125% due 12/15/2011 (a)(f)                    9,151,896
                                                Williams Scotsman, Inc.:
                              USD  12,175,000       9.875% due 6/01/2007                                               12,235,875
                                    2,425,000       10% due 8/15/2008                                                   2,679,940
                                                                                                                -----------------
                                                                                                                       71,100,211

Steel - 0.6%                        9,000,000   CSN Islands VIII Corp., 9.75% due 12/16/2013 (f)                        9,720,000

Telecommunications - 4.0%                       ADC Telecommunications, Inc. (c):
                                    6,400,000       1% due 6/15/2008                                                    6,320,000
                                    5,500,000       3.996% due 6/15/2013 (a)                                            5,506,875
                                    3,673,000   Alaska Communications Systems Holdings, Inc., 9.875%
                                                due 8/15/2011                                                           3,893,380
                                   12,900,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                            13,222,500
                                    3,600,000   LCI International, Inc., 7.25% due 6/15/2007                            3,492,000
                                                Terremark Worldwide Inc (c):
                                      800,000       9% due 6/15/2009                                                      742,000
                                    7,150,000       9% due 6/15/2009 (f)                                                6,631,625
                                   12,000,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014 (f)            11,580,000
                                   10,590,000   Time Warner Telecom, Inc., 10.125% due 2/01/2011                       10,590,000
                                                                                                                -----------------
                                                                                                                       61,978,380

Transportation - 1.4%               7,225,000   General Maritime Corp., 10% due 3/15/2013                               7,839,125
                                   14,575,000   Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012                   13,263,250
                                                                                                                -----------------
                                                                                                                       21,102,375

Utility - 3.1%                                  Calpine Corp. (f):
                                   13,025,000       9.875% due 12/01/2011                                              10,159,500
                                   10,700,000       8.75% due 7/15/2013                                                 7,918,000
                                    5,600,000   Calpine Generating Co. LLC, 12.39% due 4/01/2011 (a)                    5,096,000
                                    7,920,000   Centerpoint Energy, Inc., 3.75% due 5/15/2023 (c)                       9,494,100
                                                El Paso Corp.:
                                    2,025,000       6.75% due 5/15/2009                                                 2,025,000
                                    1,975,000       7% due 5/15/2011                                                    1,970,063
                                    6,850,000   Reliant Energy, Inc., 6.75% due 12/15/2014                              6,695,875
                                    4,750,000   Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)                       4,809,375
                                                                                                                -----------------
                                                                                                                       48,167,913

Wireless                            4,850,000   SBA Communications Corp., 8.50% due 12/01/2012                          5,225,875
Communications - 0.3%

                                                Total Corporate Bonds (Cost - $1,471,425,606) - 83.8%               1,297,406,617


                                       Shares
                                         Held   Common Stocks
Energy - Other - 0.8%                 641,680   Trico Marine Services, Inc. (i)                                        11,999,416

Paper - 0.3%                        1,610,897   Western Forest Products, Inc. (i)                                       5,260,931

Telecommunications - 0.0%                   2   PTV, Inc. (i)                                                               1,001

                                                Total Common Stocks (Cost - $53,058,665) - 1.1%                        17,261,348


                                         Face
                                       Amount   Floating Rate Loan Interests (n)
Health Care - 0.5%            USD   7,150,000   HealthSouth Corp. Term Loan A, due 1/16/2011                            7,561,125

                                                Total Floating Rate Loan Interests
                                                (Cost - $7,150,000) - 0.5%                                              7,561,125

                                       Shares
                                         Held   Preferred Stocks
Broadcasting - 0.3%                   105,389   Emmis Communications Corp. Class A, 6.25% (c)(i)                        4,408,422

Telecommunications - 0.0%                 130   PTV, Inc. Series A, 10% (i)                                                   358

                                                Total Preferred Stocks (Cost - $4,408,773) - 0.3%                       4,408,780


                                                Warrants (b)
Cable - International - 0.0%          117,980   NTL, Inc. (expires 1/13/2011)                                             115,738

Cable - U.S. - 0.0%                   143,265   Loral Space & Communications (expires 12/26/2006)                           1,576
                                       15,000   Loral Space & Communications (expires 1/15/2007)                              450

Health Care - 0.0%                    201,408   HealthSouth Corp. (expires 1/16/2014)                                     503,520

Wireless                                3,600   American Tower Corp. (expires 8/01/2008)                                1,065,097
Communications - 0.1%

                                                Total Warrants (Cost - $834,901) - 0.1%                                 1,686,381


                                   Beneficial
                                     Interest   Other Interests (g)
Airlines - 0.6%               USD  25,044,090   US Airways Group, Inc.- (Certificate of Beneficial Interest)           10,017,636

                                                Total Other Interests (Cost - $6,861,136) - 0.6%                       10,017,636



                                                Short-Term Securities
                                  148,288,012   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (k)           148,288,012

                                                Total Short-Term Securities (Cost - $148,288,012) - 9.6%              148,288,012

                                                Total Investments (Cost - $1,692,027,093**) - 96.0%                 1,486,629,899
                                                Other Assets Less Liabilities - 4.0%                                   62,059,660
                                                                                                                -----------------
                                                Net Assets - 100.0%                                             $   1,548,689,559
                                                                                                                =================

  * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,695,449,134
                                                  =================
    Gross unrealized appreciation                      $ 29,717,904
    Gross unrealized depreciation                     (238,537,139)
                                                  -----------------
    Net unrealized depreciation                   $   (208,819,235)
                                                  =================

(a) Floating rate note.

(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Convertible security.

(d) Security is a perpetual bond and has no definite maturity date.

(e) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Non-income producing security.

(j) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(k) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment
    Company Act of 1940) were as follows:

                                                      Net           Interest
    Affiliate                                       Activity         Income

    Merrill Lynch Liquidity Series, LLC Cash
    Sweep Series I                               $  77,586,250    $  2,400,076

(l) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(m) Subject to principal paydowns.

(n) Floating rate loan interests in which the Portfolio invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
    These base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

    Financial futures contracts sold as of June 30, 2005 were as follows:

    Number of                           Expiration                  Unrealized
    Contracts      Issue                  Date        Face Value   Depreciation

    455   10-Year U.S. Treasury Bond  September 2005  $ 51,201,621  $ (426,660)

    Swaps outstanding as of June 30, 2005 were as follows:


                                                      Notional      Unrealized
                                                       Amount      Appreciation

    Sold credit default protection on Dow Jones
    CDX North America High Yield HB Index
    Series 4 and receive 5%

    Broker, Deutsche Bank AG London
    Expires June 2010                               $  3,866,666   $    72,506

    Sold credit default protection on Dow Jones
    CDX North America High Yield HB Index
    Series 4 and receive 5%

    Broker, JPMorgan Chase Bank
    Expires June 2010                               $  7,250,000         9,063
                                                                   -----------
    Total                                                          $    81,569
                                                                   ===========


    Currency Abbreviations:

       EUR     Euro
       GBP     British Pound
       USD     U.S. Dollar







Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Merrill Lynch Bond Fund, Inc.


Date:  August 19, 2005